     [LORD ABBETT LOGO]


     2002
      ANNUAL
        REPORT
      LORD ABBETT
      BOND-DEBENTURE FUND


     FOR THE YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
ANNUAL REPORT
FOR THE YEAR ENDED DECEMBER 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Bond-Debenture Fund's strategies and performance for the year ended December 31, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q. HOW DID LORD ABBETT BOND-DEBENTURE FUND (THE "FUND") PERFORM FOR THE YEAR ENDED DECEMBER 31, 2002?

A. The Fund's Class A shares returned -1.1%(1) for the year ended December 31, 2002, compared with its peer group, the Lipper High Current Yield Funds Average,(2) which returned -1.8% for the same period. PLEASE REFER TO PAGE 5 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In what was a very difficult environment for corporate bonds, the Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in select high-yield and investment grade bonds as well as in mortgage-backed securities (MBS). The Fund focused on the bonds of companies with a history of stable cash flows, strong asset base, sound management and a catalyst for improvement. Cross-over bonds--bonds of formerly investment-grade companies that are currently out of favor--contributed substantially to performance in the second half of the year, as the outlook improved with more positive economic and earnings reports and the worst of the corporate accounting scandals appeared to be over. In the high-yield sector, bonds of companies in the food, healthcare, consumer products, business services and industrial sectors all contributed to performance.

     Detracting from performance for the year was the portfolio's overweight in the wireless or cellular phone business, which was caught up, we believe often without merit, in the general angst surrounding the telecommunications industry, a sector in which we were underweight for most of the year. The credit ratings of many of these companies were downgraded over the period. By year-end, however, these below investment-grade credits, particularly in the wireless phone and cable industries, were among the best-performing areas for the Fund, as investors searched for higher yield.

--------------------------------------------------------------------------------

     A volatile equity market buffeted the portfolio's convertible securities for much of the year, but, by year-end, convertibles strengthened, benefiting the Fund. The portfolio's best performers in the convertibles sector included the securities of below investment grade technology and software companies.

     Elsewhere, absolute yields remained low in the Treasury market, a sector we avoided for much of the year, as the Fed aggressively cut short-term interest rates. We reduced our Treasury positions early in the first quarter, as yields continued to fall on a relative value basis.

     In the second half of the year, the Fund took profits in MBS across the maturity spectrum, trimming particularly some of its high-coupon mortgages from the portfolio, as declining interest rates increased the risk of prepayments.

     As the year drew to a close, in a strategic move designed to capture the improving value opportunities in the equity markets, we increased the equity sensitivity of the portfolio, adding the common stock of well-managed companies whose valuations have suffered in the three-year bear market. All together, the equity-sensitive portion of the portfolio--consisting of convertible and convertible preferred securities and stocks--accounted for as much as 25% of the Fund's assets by the end of 2002, up from approximately 14% earlier in the year.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. Both equity and fixed-income markets were volatile during the year, reflecting a host of concerns, including the strength of the U.S. economic recovery, corporate integrity issues and increasing geopolitical risks. As investor confidence in corporate accounting and governance practices diminished, corporate bonds declined along with equities; major credit agencies aggressively downgraded the credit rating of many companies, contributing to the volatility. Only the stocks and bonds of premier credit-quality companies stayed above the fray. For the most part, Treasuries were the investment vehicle of choice for risk-averse investors. Reflecting the increased demand, 10-year and 30-year Treasury yields dropped sharply over much of the year.

     Economic data remained mixed over the period, but there were occasional indicators of growth, and investor sentiment showed signs of improvement in the fourth quarter. Consumer spending was strong throughout the year, boosted in part by record refinancings in the mortgage market, which provided more discretionary funds for consumers.

     In November, the Federal Reserve Board (the Fed) surprised the markets with a 50 basis point cut in the fed funds rate--its twelfth cut in two years. As the new year approached, investors seemed more willing to take on risk to achieve higher returns,

--------------------------------------------------------------------------------

providing a boost to the corporate bond market, particularly high yield. Corporate bond issuance also increased as companies moved quickly to meet the growing demand. In November, for the first time in nearly a year, commercial and industrial loans outstanding increased, reflecting a greater willingness by banks to lend money to corporations--a signal that the long-awaited improvement in the credit cycle may have begun.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. Going forward, we expect corporate America to experience some profit improvement, although the pace of progress may be uneven. We also expect U.S. economic growth to be positive but modest with little inflationary risk throughout much of the new year, a favorable environment for high-yield bonds. Of course, there are many factors that could temporarily alter the course of the markets, among them an increase in geopolitical risk. But the combination of monetary and, with the Republican-controlled Congress, additional fiscal stimulus should provide a foundation for improved performance in 2003.

     Given this outlook, we will continue to emphasize the high-yield bond and convertibles securities portion of the portfolio, where we believe the best total returns can be derived. The high-yield portion will remain the larger sector of the two (55%-60% range), and we will make additions to it judiciously. We believe the equity-sensitive portion of the portfolio, including convertible securities, will benefit from an improved corporate earnings outlook. Our focus there will be on investment-grade, value-oriented securities with good upside potential in an improving market. In all sectors and in all markets, the Fund will focus on the bonds of companies with a history of stable cash flows, strong asset base, sound management and a catalyst for improvement going forward.

(1) Reflects the percent change in net asset value for Class A shares, with all distributions reinvested for the period ended 12/31/02.

(2) Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed income securities, has no quality or maturity restrictions and tends to invest in lower grade debt issues. An investor cannot invest directly in an average or index. Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2002 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Aggregate Bond Index and Credit Suisse First Boston High Yield Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                           THE FUND                   THE FUND
                (CLASS A SHARES) AT         (CLASS A SHARES) AT   LEHMAN AGGREGATE   CREDIT SUISSE FIRST BOSTON
                    NET ASSET VALUE   MAXIMUM OFFERING PRICE(1)      BOND INDEX(2)          HIGH YIELD INDEX(2)
Dec 31, 92                 $ 10,000                    $  9,525           $ 10,000                     $ 10,000
Dec 31, 93                 $ 11,597                    $ 11,046           $ 10,975                     $ 11,891
Dec 31, 94                 $ 11,148                    $ 10,619           $ 10,655                     $ 11,775
Dec 31, 95                 $ 13,099                    $ 12,477           $ 12,622                     $ 13,822
Dec 31, 96                 $ 14,561                    $ 13,869           $ 13,081                     $ 15,539
Dec 31, 97                 $ 16,409                    $ 15,629           $ 14,343                     $ 17,501
Dec 31, 98                 $ 17,190                    $ 16,373           $ 15,589                     $ 17,603
Dec 31, 99                 $ 17,860                    $ 17,012           $ 15,461                     $ 18,180
Dec 31, 2000               $ 17,707                    $ 16,866           $ 17,260                     $ 17,232
Dec 31, 2001               $ 18,567                    $ 17,685           $ 18,716                     $ 18,229
Dec 31, 2002               $ 18,367                    $ 17,494           $ 20,635                     $ 18,796

                              FISCAL YEAR-END 12/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING DECEMBER 31, 2002

                     1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS
     CLASS A(3)       -5.73%      1.29%      5.75%             --
     CLASS B(4)       -5.30%      1.50%        --            4.08%
     CLASS C(5)       -1.58%      1.63%        --            4.26%
     CLASS P(6)       -1.19%        --         --            2.12%
     CLASS Y(7)       -0.66%        --         --            1.85%

(1) Reflects the deduction of the maximum sales charge of 4.75%.

(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.

(3) Total return, which is the percent change in value, after deduction of the maximum sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2002 using the SEC-required uniform method to compute such return.

(4) The Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) The Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) The Class P shares were first offered on August 21, 1998. Performance is at net asset value.

(7) Class Y shares were first offered on March 27, 1998. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

INVESTMENTS                                               SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 6.33%

BANKING 1.11%
Bank of New York Co., Inc.                                   500   $  11,980,000
Healthcare Realty Trust, Inc.                                150       4,387,500
Wachovia Corp.(d)                                            600      21,864,000
Wells Fargo & Co.(d)                                         450      21,091,500
                                                                   -------------
TOTAL                                                                 59,323,000
                                                                   -------------

BROADCASTERS 0.05%
Cox Communications, Inc.*(d)                                 100       2,840,000
                                                                   -------------

BUSINESS SERVICES 0.26%
Automatic Data
Processing, Inc.                                             350      13,737,500
                                                                   -------------

CAPITAL GOODS 0.46%
3M Co.(d)                                                    200      24,660,000
Horizon Natural
Resources Co.*(c)                                            581           5,812
Terex Corp.*(d)                                               13         140,442
                                                                   -------------
TOTAL                                                                 24,806,254
                                                                   -------------

CHEMICALS 1.07%
Eastman Chemical Co.(d)                                      275      10,111,750
E.I. du Pont de
Nemours & Co.(d)                                             500      21,200,000
Praxair, Inc.(d)                                             450      25,996,498
                                                                   -------------
TOTAL                                                                 57,308,248
                                                                   -------------

ELECTRIC UTILITIES 0.34%
Northeast Utilities(d)                                     1,200      18,204,000
                                                                   -------------

ENERGY 0.56%
ChevronTexaco Corp.(d)                                       300      19,944,000
Exxon Mobil Corp.                                            275       9,608,500
                                                                   -------------
TOTAL                                                                 29,552,500
                                                                   -------------

FOOD 0.82%
Conagra Foods, Inc.(d)                                       150   $   3,751,500
Kellogg Co.(d)                                               650      22,275,500
PepsiCo, Inc.                                                425      17,943,500
                                                                   -------------
TOTAL                                                                 43,970,500
                                                                   -------------

HEALTHCARE 0.52%
Merck & Co., Inc.                                            250      14,152,500
Mylan Laboratories, Inc.                                     300      10,470,000
Pfizer, Inc.(d)                                              100       3,057,000
                                                                   -------------
TOTAL                                                                 27,679,500
                                                                   -------------

MINERALS/METALS 0.26%
Alcoa, Inc.(d)                                               600      13,668,000
                                                                   -------------

MISCELLANEOUS 0.23%
Hubbell, Inc.(d)                                             350      12,299,000
                                                                   -------------

PAPER 0.09%
Plum Creek Timber Co., Inc.                                  200       4,720,000
                                                                   -------------

PUBLISHING/PRINTING 0.23%
Tribune Co.(d)                                               275      12,501,500
                                                                   -------------

SUPER RETAIL 0.28%
Target Corp.(d)                                              500      15,000,000
                                                                   -------------

TELECOMMUNICATIONS 0.05%
Amdocs Ltd.*(d)                                              200       1,964,000
Nextel
Communications, Inc.*(d)                                      40         465,234
                                                                   -------------
TOTAL                                                                  2,429,234
                                                                   -------------
TOTAL COMMON STOCKS
(Cost $355,039,970)                                                  338,039,236
                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE DEBT 12.34%

AEROSPACE/DEFENSE 0.25%
EDO Corp.                                              5.250%           4/15/2007   $     13,000   $    13,422,500
                                                                                                   ---------------

AUTOMOTIVE 0.45%
Deutsche Bank Financial(c)                             2.750%            2/8/2008         10,750        10,346,875
Tower Automotive, Inc.(d)                              5.000%            8/1/2004         15,000        13,443,750
                                                                                                   ---------------
TOTAL                                                                                                   23,790,625
                                                                                                   ---------------

BANKING 0.27%
EOP Operating LP                                       7.250%          11/15/2008         14,000        14,647,500
                                                                                                   ---------------

BROADCASTERS 0.02%
Harris Corp.                                           3.500%           8/15/2022          1,000           996,250
                                                                                                   ---------------

CAPITAL GOODS 0.51%
Danaher Corp.                                    Zero Coupon            1/22/2021         40,000        27,050,000
                                                                                                   ---------------

CONSUMER PRODUCTS 0.36%
Central Garden & Pet Co.                               6.000%          11/15/2003          5,250         5,040,000
Costco Cos., Inc.                                Zero Coupon            8/19/2017         12,000         8,370,000
Getty Images, Inc.(d)                                  5.000%           3/15/2007          6,000         5,572,500
                                                                                                   ---------------
TOTAL                                                                                                   18,982,500
                                                                                                   ---------------

DIVERSIFIED FINANCIAL SERVICES 0.27%
Merrill Lynch & Co.                                    1.500%          12/15/2005         15,000        14,421,000
                                                                                                   ---------------

DIVERSIFIED MEDIA 0.44%
Interpublic Group of Cos., Inc.                        1.870%            6/1/2006         31,000        23,792,500
                                                                                                   ---------------

ENERGY 1.47%
Anadarko Petroleum Corp.                         Zero Coupon             3/7/2020         37,500        23,109,375
Cooper Cameron Corp.                                   1.750%           5/17/2021         10,500        10,552,500
Hanover Compressor Co.                                 4.750%           3/15/2008          7,600         6,127,500
Kerr-McGee Corp.                                       5.250%           2/15/2010         15,005        16,336,694
Parker Drilling Co.                                    5.500%            8/1/2004         20,000        18,575,000
Range Resources Corp.                                  6.000%            2/1/2007          4,700         3,736,500
                                                                                                   ---------------
TOTAL                                                                                                   78,437,569
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT 0.39%
Liberty Media Corp. Class A                            3.250%           3/15/2031   $     22,000   $    20,735,000
                                                                                                   ---------------

FOOD 0.49%
General Mills, Inc.+                             Zero Coupon           10/28/2022          4,000         2,895,000
Nestle Hldgs., Inc.                                    3.000%            5/9/2005         21,000        23,467,500
                                                                                                   ---------------
TOTAL                                                                                                   26,362,500
                                                                                                   ---------------

HEALTHCARE 1.43%
Affymetrix, Inc.+                                      5.000%           10/1/2006         10,000         9,362,500
Allergan, Inc.                                   Zero Coupon            11/6/2022          2,500         2,140,625
Cell Therapeutics, Inc.                                5.750%           6/15/2008          4,998         4,829,318
Cephalon, Inc.                                         2.500%          12/15/2006          2,000         1,857,500
IVAX Corp.                                             5.500%           5/15/2007         22,000        19,662,500
Lifepoint Hospitals Holdings                           4.500%            6/1/2009          2,000         1,982,500
Protein Design Labs, Inc                               5.500%           2/15/2007          4,000         3,275,000
Teva Pharmaceutical Industries+(a)                     0.375%          11/15/2022         10,000        10,562,500
Universal Hlth Services, Inc.                          0.426%           6/23/2020         35,000        22,400,000
                                                                                                   ---------------
TOTAL                                                                                                   76,072,443
                                                                                                   ---------------

INSURANCE 0.24%
First American Corp.                                   4.500%           4/15/2008         12,000        12,675,000
                                                                                                   ---------------

LEISURE 0.22%
Royal Caribbean Cruises, Ltd.(a)                 Zero Coupon             2/2/2021         30,000        11,550,000
                                                                                                   ---------------

MISCELLANEOUS 0.02%
Pep Boys                                               4.250%            6/1/2007          1,000           876,250
                                                                                                   ---------------

TECHNOLOGY 5.38%
Affiliated Computers Services,(d)                      3.500%           2/15/2006         12,500        17,234,375
Amdocs Ltd.(a)                                         2.000%            6/1/2008         12,000        11,160,000
Arbor Software Corp.                                   4.500%           3/15/2005         10,000         9,825,000
Bisys Group, Inc.                                      4.000%           3/15/2006         29,000        27,368,750
First Data Corp.(d)                                    2.000%            3/1/2008         22,000        24,860,000
Juniper Networks, Inc.                                 4.750%           3/15/2007         12,500         9,750,000
L-3 Comm Hldgs. Corp.                                  4.000%           3/14/2003         20,000        22,525,000
LSI Logic Corp.                                        4.000%           11/1/2006         21,000        17,220,000
Manugistics Group, Inc.                                5.000%           11/1/2007         25,000        12,468,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.+                                 6.875%           6/15/2007   $      5,000   $     4,068,750
Mentor Graphics Corp.                                  6.875%           6/15/2007          5,000         4,068,750
Mercury Interactive Corp.                              4.750%            7/1/2007         19,000        17,147,500
Rational Software Corp.(d)                             5.000%            2/1/2007         23,500        23,999,375
RF Micro Devices, Inc.                                 3.750%           8/15/2005         22,000        19,140,000
Sandisk Corp.                                          4.500%          11/15/2006          2,220         3,116,325
Sanmina Corp.                                    Zero Coupon            9/12/2020         17,550         7,239,375
STMicroelectronics(a)                            Zero Coupon            9/22/2009         12,500        10,875,000
Symantec Corp.                                         3.000%           11/1/2006         12,000        16,965,000
Thermo Electron Corp.                                  4.000%           1/15/2005          6,000         5,955,000
Vitesse Semiconductor Corp.                            4.000%           3/15/2005         15,000        12,600,000
Wind River Systems, Inc.                               3.750%          12/15/2006         12,500         9,609,375
                                                                                                   ---------------
TOTAL                                                                                                  287,196,325
                                                                                                   ---------------

TELECOMMUNICATIONS 0.13%
Nextel Communications, Inc.                            5.250%           1/15/2010         10,000         7,225,000
                                                                                                   ---------------
TOTAL CONVERTIBLE DEBT (Cost $674,509,149)                                                             658,232,962
                                                                                                   ===============

                                                                                          SHARES
                                                                                          ------
CONVERTIBLE PREFERRED STOCKS 4.58%

AUTOMOTIVE 0.10%
Ford Motor Co. Cap Tr II(d)                            6.500%                                125         5,106,250
                                                                                                   ---------------

BANKING 0.82%
General Growth Properties(d)                           7.250%                                150         4,993,500
Simon Property Group, Inc.                             6.500%                                280        26,040,000
Washington Mutual, Inc.                                5.375%                                250        12,968,750
                                                                                                   ---------------
TOTAL                                                                                                   44,002,250
                                                                                                   ---------------

BROADCASTERS 0.10%
Sinclair Bcst Group, Inc.                              6.000%                                140         5,428,904
                                                                                                   ---------------

ELECTRIC UTILITIES 0.48%
Dominion Resources, Inc.(d)                            9.500%                                400        21,676,000
NRG Energy, Inc.                                       6.500%                                750         4,132,500
                                                                                                   ---------------
TOTAL                                                                                                   25,808,500
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                    INTEREST
INVESTMENTS                                             RATE                              SHARES             VALUE
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
ENERGY 0.33%
Kerr-McGee Corp.                                       5.500%                                300   $    12,840,000
Lomak Financing Trust                                  5.750%                                 54         1,574,700
Semco Energy, Inc.                                    11.000%                                565         3,028,400
                                                                                                   ---------------
TOTAL                                                                                                   17,443,100
                                                                                                   ---------------

HEALTHCARE 0.11%
Anthem, Inc.(d)                                        6.000%                                 75         5,826,000
                                                                                                   ---------------

INSURANCE 0.70%
Ace Ltd.                                               8.250%                                250        14,968,750
MetLife Cap Tr I                                       8.000%                                216        17,753,457
Reinsurance Group of America                           5.750%                                100         4,587,500
                                                                                                   ---------------
TOTAL                                                                                                   37,309,707
                                                                                                   ---------------

LEISURE 0.05%
Six Flags, Inc.                                        7.250%                                151         2,453,750
                                                                                                   ---------------

MINERALS/METALS 0.32%
Phelps Dodge Corp.(d)                                  6.750%                                200        17,092,000
                                                                                                   ---------------

MISCELLANEOUS 0.23%
Baxter Int'l., Inc.                                    7.000%                                250        12,525,000
                                                                                                   ---------------

PAPER 0.43%
International Paper Capital Tr(d)                      5.250%                                150         6,993,750
Temple-Inland, Inc.                                    7.500%                                350        15,886,500
                                                                                                   ---------------
TOTAL                                                                                                   22,880,250
                                                                                                   ---------------

RAILROADS 0.34%
Union Pac Cap Tr(d)                                    6.250%                                350        18,025,000
                                                                                                   ---------------

TECHNOLOGY 0.50%
Electronic Data Systems Corp.(d)                       7.625%                                350         7,668,500
Raytheon Co.(d)                                        8.250%                                350        19,110,000
                                                                                                   ---------------
TOTAL                                                                                                   26,778,500
                                                                                                   ---------------

TELECOMMUNICATIONS 0.07%
Sprint Corp.                                           7.125%                                500         3,655,000
                                                                                                   ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $277,467,808)                                                 244,334,211
                                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SOVEREIGN DEBT 0.56%

MEXICO 0.46%
United Mexican States(a)                              10.375%           2/17/2009   $     20,000   $    24,680,000
                                                                                                   ---------------

PANAMA 0.10%
Republic of Panama(a)                                  9.375%           7/23/2012          5,000         5,362,500
                                                                                                   ---------------
TOTAL EMERGING MARKETS SOVEREIGN DEBT
  (Cost $26,697,523)                                                                                    30,042,500
                                                                                                   ===============

GOVERNMENT AGENCY BONDS 2.10%

MISCELLANEOUS 2.10%
Federal Home Loan Mortgage Corp.                       7.000%           7/15/2005        100,000       112,250,000
                                                                                                   ===============
(Cost $103,461,746)

HIGH YIELD CORPORATE DEBT 64.67%

AEROSPACE/DEFENSE 1.38%
Alliant Techsystems, Inc.                              8.500%           5/15/2011         15,000        16,275,000
BE Aerospace, Inc.(d)                                  9.500%           11/1/2008         20,000        15,300,000
Dyncorp, Inc.                                          9.500%            3/1/2007         20,000        20,800,000
Raytheon Co.                                           6.300%           3/15/2005         20,000        21,349,940
                                                                                                   ---------------
TOTAL                                                                                                   73,724,940
                                                                                                   ---------------

AIRLINES 0.28%
America West Airlines, Inc.(d)                        10.750%            9/1/2005         10,000         4,050,000
Continental Airlines, Inc.(d)                          8.000%          12/15/2005         10,000         4,950,000
Delta Air Lines, Inc.(d)                              10.375%            2/1/2011          9,000         6,038,451
                                                                                                   ---------------
TOTAL                                                                                                   15,038,451
                                                                                                   ---------------

AUTOMOTIVE 3.54%
Arvin Meritor, Inc.(d)                                 8.750%            3/1/2012         15,000        15,857,070
Collins & Aikman Products Co.(d)                      11.500%           4/15/2006         15,000        12,675,000
Cummins, Inc.                                          6.250%            3/1/2003          6,500         6,532,500
Cummins, Inc.+                                         9.500%           12/1/2010          1,200         1,284,000
Dana Corp.(d)                                         10.125%           3/15/2010         12,500        12,718,750
Delco Remy Int'l., Inc.(d)                            11.000%            5/1/2009         22,500        11,700,000
Dura Operating Corp.(d)                                9.000%            5/1/2009         20,000        18,300,000
Ford Motor Credit Corp.(d)                             7.250%          10/25/2011         50,000        48,661,350
Goodyear Tire & Rubber Co.(d)                          7.857%           8/15/2011         17,500        13,123,950
Navistar Int'l. Corp.                                  9.375%            6/1/2006         10,000         9,650,000

                        SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    8.750%            3/1/2008   $     25,000   $    25,843,750
Tenneco Automotive, Inc.(d)                           11.625%          10/15/2009         15,000        10,275,000
Venture Holding Trust(b)                               9.500%            7/1/2005         10,000         2,250,000
                                                                                                   ---------------
TOTAL                                                                                                  188,871,370
                                                                                                   ---------------

AUTO PARTS 0.10%
Lear Corp.(d)                                          8.110%           5/15/2009          5,000         5,312,500
                                                                                                   ---------------

BANKING 0.46%
B.F. Saul REIT                                         9.750%            4/1/2008         18,500        18,453,750
Ocwen Federal Bank                                    12.000%           6/15/2005          3,755         3,792,550
Ocwen Financial Corp.                                 11.875%           10/1/2003          2,604         2,630,040
                                                                                                   ---------------
TOTAL                                                                                                   24,876,340
                                                                                                   ---------------

BROADCASTERS 3.05%
Allbritton Comm Co.+                                   7.750%          12/15/2012         21,500        21,634,375
Allbritton Comm Co.                                    9.750%          11/30/2007         26,000        27,040,000
Chancellor Radio Bcst, Inc.                            8.000%           11/1/2008          3,750         4,110,938
Clear Channel Comm, Inc.(d)                            7.650%           9/15/2010         17,500        19,860,120
Cox Communications, Inc.(d)                            6.875%           6/15/2005         20,000        21,566,400
Cumulus Media, Inc.(d)                                10.375%            7/1/2008         10,000        10,812,500
Echostar DBS Corp.                                    10.375%           10/1/2007          7,500         8,156,250
Granite Broadcasting Corp.(d)                         10.375%           5/15/2005         11,435         9,948,450
Interep National Radio Sales, Inc.(d)                 10.000%            7/1/2008          6,500         5,102,500
Sinclair Bcst Grp, Inc.(d)                             8.750%          12/15/2011         10,000        10,812,500
TV Azteca, S.A. de C.V.(a)(d)                         10.500%           2/15/2007         26,000        23,562,500
                                                                                                   ---------------
TOTAL                                                                                                  162,606,533
                                                                                                   ---------------

BUILDING MATERIALS 1.33%
American Builders & Contractor                        10.625%           5/15/2007          9,200         9,522,000
American Standard Cos., Inc.                           8.250%            6/1/2009         30,000        32,400,000
American Standard, Inc.(d)                             7.625%           2/15/2010          5,000         5,325,000
Euramax Int'l. plc(a)(d)                              11.250%           10/1/2006         10,500        10,893,750
Nortek, Inc.                                           8.875%            8/1/2008          7,500         7,706,250
Nortek, Inc.                                           9.875%           6/15/2011          5,000         5,031,250
                                                                                                   ---------------
TOTAL                                                                                                   70,878,250
                                                                                                   ---------------

CABLE TV 3.52%
Century Communications Corp.(b)(d)                     8.375%          12/15/2007         10,000         2,650,000

                        SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Century Communications Corp.(b)(d)                     9.500%            3/1/2005   $     39,000   $    10,335,000
Charter Communications Hldgs.**(d)               0.00%/13.50%    1/15/2006 & 2011         20,000         5,300,000
Charter Communications Hldgs.(d)                      10.000%            4/1/2009         40,000        18,000,000
Comcast Corp.                                         10.625%           7/15/2012          1,500         1,674,438
Comcast U.K. Cable Partners Ltd.**(a)(d)         0.00%/11.20%     3/6/2003 & 2007         10,000         7,100,000
CSC Holdings, Inc.(d)                                  8.125%           8/15/2009         16,500        15,943,125
Echostar DBS Corp.(d)                                  9.125%           1/15/2009         10,000        10,575,000
Echostar DBS Corp.(d)                                  9.375%            2/1/2009         15,000        15,937,500
Frontiervision Holdings LP(b)                         11.875%           9/15/2007         20,000        11,300,000
Frontiervision LP/Capital(b)                          11.875%           9/15/2007         10,000         5,650,000
Frontiervision Operating Partners LP(b)               11.000%          10/15/2006         25,000        19,750,000
Globo Communicacoes e
Participacos Ltd.(a)(b)+                              10.625%           12/5/2008         20,000         5,550,000
Insight Comm Co., Inc.**(d)                      0.00%/12.25%    2/15/2006 & 2011         20,000        11,125,000
Lenfest Communications, Inc.                           8.250%           2/15/2008         10,000        10,507,900
Mediacom LLC/Cap(d)                                    8.500%           4/15/2008         27,000        24,435,000
Renaissance Media Group LLC**                   0.000%/10.00%    4/15/2003 & 2008         15,000        11,925,000
                                                                                                   ---------------
TOTAL                                                                                                  187,757,963
                                                                                                   ---------------

CAPITAL GOODS 1.67%
Agco Corp.(d)                                          9.500%            5/1/2008         10,000        10,850,000
Briggs & Stratton Corp.(d)                             8.875%           3/15/2011         15,000        16,237,500
Case Corp.(d)                                          7.250%            8/1/2005         12,500        10,632,150
International Wire Group, Inc.(d)                     11.750%            6/1/2005         10,000         6,100,000
National Waterworks, Inc.+                            10.500%           12/1/2012          2,250         2,359,688
Tyco Intl. Group(a)(d)                                 6.375%           6/15/2005         20,000        19,412,880
Williams Scotsman Inc(d)                               9.875%            6/1/2007         10,000         9,300,000
Xerox Corp.+(d)                                        9.750%           1/15/2009         15,000        14,475,000
                                                                                                   ---------------
TOTAL                                                                                                   89,367,218
                                                                                                   ---------------

CHEMICALS 2.33%
Acetex Corp.(a)(d)                                    10.875%            8/1/2009          2,000         2,130,000
Airgas, Inc.                                           7.750%           9/15/2006          5,000         5,194,135
Airgas, Inc.                                           9.125%           10/1/2011          4,000         4,340,000
Ferro Corp.                                            9.125%            1/1/2009         12,000        12,681,012
FMC Corp.+                                            10.250%           11/1/2009          2,500         2,712,500
Huntsman ICI Chem LLC(d)                              10.125%            7/1/2009         25,000        20,875,000
IMC Global, Inc.                                      11.250%            6/1/2011          2,000         2,160,000

                        SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.+(d)                                  11.250%            6/1/2011   $     13,000   $    14,040,000
Lyondell Chemical Co.(d)                               9.625%            5/1/2007         21,450        20,699,250
Methanex Corp.(a)                                      8.750%           8/15/2012          3,250         3,461,250
OM Group, Inc.                                         9.250%          12/15/2011         17,500         9,537,500
Solutia, Inc.(d)                                       6.720%          10/15/2037         11,900         8,999,375
Solutia, Inc.                                         11.250%           7/15/2009          5,000         4,231,250
Texas Petrochemical Corp.                             11.125%            7/1/2006         20,000        13,100,000
                                                                                                   ---------------
TOTAL                                                                                                  124,161,272
                                                                                                   ---------------

CONGLOMERATES 0.37%
Perkinelmer, Inc.+                                     8.875%           1/15/2013         17,500        17,325,000
Tyco Intl. Group(a)(d)                                 6.250%           6/15/2003          2,500         2,481,570
                                                                                                   ---------------
TOTAL                                                                                                   19,806,570
                                                                                                   ---------------

CONSUMER PRODUCTS 1.50%
American Greetings Corp.(d)                           11.750%           7/15/2008         12,500        13,750,000
Chattem, Inc.                                          8.875%            4/1/2008          7,745         8,016,075
Int'l. Flavors & Frag, Inc.                            6.450%           5/15/2006         15,000        16,214,850
Johnsondiversey, Inc.+                                 9.625%           5/15/2012          9,000         9,517,500
Pennzoil - Quaker State Co.                           10.000%           11/1/2008          3,250         4,030,000
Sealy Mattress Co.(d)                                  9.875%          12/15/2007         11,000        10,615,000
Sealy Mattress Co.**(d)                         0.00%/10.875%    2/28/2003 & 2007          7,500         7,312,500
The Scotts Co.(d)                                      8.625%           1/15/2009         10,000        10,600,000
                                                                                                   ---------------
TOTAL                                                                                                   80,055,925
                                                                                                   ---------------

CONTAINERS 2.35%
BWAY Corp.+                                           10.000%          10/15/2010          7,000         7,297,500
Graphic Packaging Corp.(d)                             8.625%           2/15/2012         21,000        22,207,500
Jefferson Smurfit Corp.+                               8.250%           10/1/2012         10,000        10,250,000
Owens-Brockway Glass Co.(d)                            8.875%           2/15/2009         40,000        41,400,000
Plastipak Holdings, Inc.+                             10.750%            9/1/2011          2,000         2,112,500
Plastipak Holdings, Inc.                              10.750%            9/1/2011          4,000         4,225,000
Portola Packaging, Inc.                               10.750%           10/1/2005         12,000        12,180,000
Stone Container Corp.(d)                               8.375%            7/1/2012          4,000         4,120,000
Stone Container Corp.(d)                               9.750%            2/1/2011         12,000        12,900,000
Vicap S.A.(a)(d)                                      11.375%           5/15/2007         10,000         9,025,000
                                                                                                   ---------------
TOTAL                                                                                                  125,717,500
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 1.12%
Dun & Bradstreet Corp.                                 6.625%           3/15/2006   $     10,000   $    10,867,980
GATX Cap Corp.(d)                                      8.875%            6/1/2009         25,000        23,518,325
Regions Financial Corp.                                7.000%            3/1/2011         14,000        16,068,738
Ventas Realty LP Cap Corp.                             8.750%            5/1/2009          8,750         9,100,000
                                                                                                   ---------------
TOTAL                                                                                                   59,555,043
                                                                                                   ---------------

DIVERSIFIED MEDIA 0.97%
AOL Time Warner, Inc.                                  6.125%           4/15/2006         20,000        20,667,700
Block Communications, Inc.                             9.250%           4/15/2009         15,000        15,562,500
Lamar Media Corp                                       9.625%           12/1/2006         15,000        15,525,000
                                                                                                   ---------------
TOTAL                                                                                                   51,755,200
                                                                                                   ---------------

ELECTRIC UTILITIES 2.13%
AES Corp.                                              9.500%            6/1/2009         17,500        10,806,250
Calpine Corp.(d)                                       7.875%            4/1/2008         20,000         8,500,000
Calpine Corp.                                          8.500%           2/15/2011         15,000         6,600,000
Kansas City Power & Light                              7.125%          12/15/2005          5,000         5,556,245
Mirant Americas General LLC                            7.625%            5/1/2006         37,500        19,875,000
P&L Coal Holdings Corp.                                8.875%           5/15/2008          5,000         5,275,000
PPL Energy Supply LLC(d)                               6.400%           11/1/2011         12,000        11,961,900
PSEG Energy Holdings, Inc.(d)                          8.500%           6/15/2011         10,000         8,163,660
PSEG Energy Holdings, Inc.                             8.625%           2/15/2008         15,000        12,539,685
TXU Corp.(d)                                           6.375%           6/15/2006         12,500        11,447,825
Wisconsin Public Service                               6.125%            8/1/2011         12,000        13,189,896
                                                                                                   ---------------
TOTAL                                                                                                  113,915,461
                                                                                                   ---------------

ENERGY 3.77%
Chesapeake Energy Corp.                                8.375%           11/1/2008         10,000        10,400,000
Conoco Phillips(d)                                     8.750%           5/25/2010          7,000         8,772,414
Dresser, Inc.(d)                                       9.375%           4/15/2011         16,000        16,160,000
Forest Oil Corp.(d)                                    7.750%            5/1/2014         10,000        10,250,000
Forest Oil Corp.                                       8.000%           6/15/2008         15,000        15,900,000
KCS Energy Services, Inc.(d)                           8.875%           1/15/2006         10,000         7,250,000
KCS Energy Services, Inc.                             11.000%           1/15/2003         15,000        14,812,500
Key Energy Services, Inc.(d)                           8.375%            3/1/2008         13,500        14,175,000
Lone Star Technologies, Inc.                           9.000%            6/1/2011          2,500         2,312,500
Magnum Hunter Resources Corp.(d)                       9.600%           3/15/2012          8,000         8,540,000

                        SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Parker Drilling Co.(d)                                10.125%          11/15/2009   $     22,000   $    22,770,000
Pecom Energia S.A.+(a)                                 9.000%           1/30/2007         11,250         8,156,250
Pogo Producing Co.                                     8.750%           5/15/2007         10,000        10,487,500
Pogo Producing Co.                                    10.375%           2/15/2009          8,000         8,710,000
Range Resources Corp.                                  8.750%           1/15/2007         21,000        21,262,500
Stone Energy Corp.                                     8.250%          12/15/2011          5,000         5,225,000
Swift Energy Co.(d)                                    9.375%            5/1/2012         15,000        14,625,000
Tesoro Petroleum Corp.(d)                              9.625%            4/1/2012          2,500         1,637,500
                                                                                                   ---------------
TOTAL                                                                                                  201,446,164
                                                                                                   ---------------

FOOD 3.20%
American Seafood Group LLC                            10.125%           4/15/2010         11,500        11,787,500
CIA Brasileira De Bebida(a)(d)                        10.500%          12/15/2011         10,000         9,075,000
Coca-Cola Femsa S.A. de CV(a)(d)                       8.950%           11/1/2006         10,000        11,325,000
Conagra Foods, Inc.(d)                                 6.000%           9/15/2006         12,500        13,689,550
Corn Products Int'l., Inc.                             8.250%           7/15/2007         20,000        20,243,180
Corn Products Int'l., Inc.                             8.450%           8/15/2009          6,000         6,102,240
Dean Foods Co.(d)                                      6.625%           5/15/2009         10,000         9,877,760
Dean Foods Co.(d)                                      8.150%            8/1/2007         15,000        15,805,605
Del Monte Corp.+                                       8.625%          12/15/2012          8,750         8,968,750
Del Monte Corp.                                        9.250%           5/15/2011         15,000        15,693,750
Dole Food Co.                                          7.875%           7/15/2013         21,500        20,785,899
Gruma S.A. de CV(a)(d)                                 7.625%          10/15/2007         12,500        12,281,250
Land O Lakes, Inc.                                     8.750%          11/15/2011         10,000         5,600,000
Michael Foods, Inc.(d)                                11.750%            4/1/2011          8,500         9,562,500
                                                                                                   ---------------
TOTAL                                                                                                  170,797,984
                                                                                                   ---------------

GAMING 4.31%
Aztar Corp.(d)                                         8.875%           5/15/2007         29,000        29,725,000
Aztar Corp.(d)                                         9.000%           8/15/2011         10,000        10,300,000
Boyd Gaming Corp.(d)                                   8.750%           4/15/2012         12,500        13,062,500
Chumash Casino & Resort+                               9.000%           7/15/2010          2,250         2,396,250
Harrahs Operating Co., Inc.                            7.500%           1/15/2009         25,000        27,976,900
Isle of Capri Casinos, Inc.(d)                         9.000%           3/15/2012         17,450        18,235,250
Mandalay Resorts Group(d)                              9.375%           2/15/2010         20,000        21,600,000
Mohegan Tribal Gaming(d)                               8.000%            4/1/2012         10,000        10,475,000
Mohegan Tribal Gaming(d)                               8.750%            1/1/2009         45,000        47,475,000
Park Place Entertainment Corp.(d)                      9.375%           2/15/2007         22,000        23,540,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Turning Stone Casino Resort+                           9.125%          12/15/2010   $     10,000   $    10,275,000
Venetian Casino Resort LLC+                           11.000%           6/15/2010         14,000        14,700,000
                                                                                                   ---------------
TOTAL                                                                                                  229,760,900
                                                                                                   ---------------

HEALTHCARE 4.35%
Advance PCS                                            8.500%            4/1/2008         16,000        16,720,000
Biovail Corp.(a)(d)                                    7.875%            4/1/2010         15,000        15,075,000
Coventry Health Care, Inc.                             8.125%           2/15/2012         15,000        15,675,000
Extendicare Health Svcs, Inc.+                         9.500%            7/1/2010         12,000        11,700,000
Fresenius Medical Capital Tr(d)                        7.875%            2/1/2008         20,000        19,750,000
Hanger Orthopedic Group, Inc.                         10.375%           2/15/2009         10,000        10,400,000
Hanger Orthopedic Group, Inc.(d)                      11.250%           6/15/2009          7,500         7,762,500
Healthsouth Corp.(d)                                   7.625%            6/1/2012          3,750         3,112,500
Healthsouth Corp.                                      8.375%           10/1/2011         24,500        20,825,000
Healthsouth Corp.                                     10.750%           10/1/2008         17,500        14,875,000
PacifiCare Health System, Inc.                        10.750%            6/1/2009         35,000        37,625,000
Prime Medical Services, Inc.                           8.750%            4/1/2008         18,000        16,740,000
Rotech Healthcare, Inc.+                               9.500%            4/1/2012         15,000        15,093,750
Senior Housing Trust                                   8.625%           1/15/2012         10,000         9,900,000
Triad Hospitals, Inc.                                  8.750%            5/1/2009         15,500        16,681,875
                                                                                                   ---------------
TOTAL                                                                                                  231,935,625
                                                                                                   ---------------

HOMEBUILDERS 1.46%
Beazer Homes USA, Inc.                                 8.375%           4/15/2012          8,250         8,538,750
D. R. Horton, Inc.                                    10.000%           4/15/2006         20,000        20,275,000
Lennar Corp.(d)                                        7.625%            3/1/2009         15,000        15,525,000
M.D.C. Holdings, Inc.                                  8.375%            2/1/2008         17,500        18,200,000
Schuler Homes, Inc.                                    9.375%           7/15/2009         15,000        15,375,000
                                                                                                   ---------------
TOTAL                                                                                                   77,913,750
                                                                                                   ---------------

HOTELS 1.56%
Felcor Lodging LP(d)                                   8.500%            6/1/2011         17,000        16,830,000
Hilton Hotels Corp.(d)                                 8.250%           2/15/2011         20,000        20,952,060
HMH Properties, Inc.(d)                                7.875%            8/1/2008         12,500        12,187,500
Host Marriott LP(d)                                    9.250%           10/1/2007         23,000        23,345,000
John Q. Hammons Hotels, Inc.(d)                        8.875%           5/15/2012         10,000        10,100,000
                                                                                                   ---------------
TOTAL                                                                                                   83,414,560
                                                                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
INSURANCE 0.22%
Willis Corroon Corp.                                   9.000%            2/1/2009   $     11,000   $    11,660,000
                                                                                                   ---------------

LEISURE 0.63%
Park Place Entertainment Corp.(d)                      8.125%           5/15/2011         15,000        15,637,500
Six Flags, Inc.(d)                                     9.500%            2/1/2009         18,500        17,945,000
                                                                                                   ---------------
TOTAL                                                                                                   33,582,500
                                                                                                   ---------------

MINERALS/METALS 0.35%
Century Aluminum Co.(d)                               11.750%           4/15/2008         12,000        11,700,000
Trimas Corp.+                                          9.875%           6/15/2012          7,000         6,965,000
                                                                                                   ---------------
TOTAL                                                                                                   18,665,000
                                                                                                   ---------------

MISCELLANEOUS 0.09%
Interpublic Group of Cos., Inc.+(d)                    7.250%           8/15/2011          5,000         4,593,245
                                                                                                   ---------------

PAPER 3.35%
Abitibi-Consolidated, Inc.(a)(d)                       8.550%            8/1/2010         27,500        30,573,125
Buckeye Technologies, Inc.(d)                          8.000%          10/15/2010         16,000        13,000,000
Corp Durango S.A. de CV(a)+(b)                        13.750%           7/15/2009         10,000         3,525,000
Fonda Group, Inc.                                      9.500%            3/1/2007         11,500         6,296,250
Four M Corp.                                          12.000%            6/1/2006         10,200        10,608,000
Georgia-Pacific Corp.                                  8.125%           6/15/2023         12,000         9,780,000
Georgia-Pacific Corp.                                  8.250%            3/1/2023         25,000        20,375,000
Georgia-Pacific Corp.(d)                               9.500%           12/1/2011          2,500         2,462,500
International Paper Co.(d)                             8.125%            7/8/2005          5,000         5,599,695
Longview Fibre Co.(d)                                 10.000%           1/15/2009         11,500        12,132,500
MDP Acquisitions plc(a)+                               9.625%           10/1/2012         10,000        10,450,000
Tembec Industries, Inc.(a)(d)                          7.750%           3/15/2012         15,000        14,625,000
Tembec Industries, Inc.(a)(d)                          8.625%           6/30/2009         17,000        17,212,500
Temple-Inland, Inc.                                    7.875%            5/1/2012         15,000        16,634,910
Weyerhaeuser Co.(d)                                    6.125%           3/15/2007          5,000         5,357,895
                                                                                                   ---------------
TOTAL                                                                                                  178,632,375
                                                                                                   ---------------

POLLUTION CONTROL 1.81%
Allied Waste No America, Inc.                          7.875%            1/1/2009         25,000        24,750,000
Allied Waste No America, Inc.(d)                      10.000%            8/1/2009         62,000        61,845,000
Waste Management, Inc.(d)                              7.100%            8/1/2026         10,000        10,146,640
                                                                                                   ---------------
TOTAL                                                                                                   96,741,640
                                                                                                   ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING 0.14%
RH Donnelley Fin Corp.+(d)                            10.875%          12/15/2012   $      7,000   $     7,665,000
                                                                                                   ---------------

RETAIL 0.43%
Advanced Stores Co., Inc.                             10.250%           4/15/2008         10,000        10,650,000
Amazon.com, Inc.**(d)                            0.00%/10.00%     5/1/2003 & 2008         12,000        12,060,000
                                                                                                   ---------------
TOTAL                                                                                                   22,710,000
                                                                                                   ---------------

SERVICES 1.57%
Avis Group Holdings, Inc.                             11.000%            5/1/2009         14,000        15,400,000
Iron Mountain, Inc.(d)                                 8.625%            4/1/2013         20,000        21,000,000
Iron Mountain, Inc.(d)                                 8.750%           9/30/2009         30,000        31,087,500
Kinder Care Learning Centers, Inc.(d)                  9.500%           2/15/2009          7,500         7,312,500
Pierce Leahy Corp.                                     9.125%           7/15/2007          5,000         5,253,150
UNICCO Service Co.                                     9.875%          10/15/2007          4,444         3,666,300
                                                                                                   ---------------
TOTAL                                                                                                   83,719,450
                                                                                                   ---------------

STEEL/METALS 0.87%
AK Steel Corp.+(d)                                     7.750%           6/15/2012          6,000         6,075,000
Armco, Inc.                                            9.000%           9/15/2007         30,000        30,750,000
Oregon Steel Mills, Inc.+                             10.000%           7/15/2009          5,000         5,100,000
Republic Technology Int'l., LLC(b)                    13.750%           7/15/2009         10,000           350,000
WCI Steel, Inc.                                       10.000%           12/1/2004         15,000         4,050,000
                                                                                                   ---------------
TOTAL                                                                                                   46,325,000
                                                                                                   ---------------

SUPERMARKETS 1.24%
Great Atl & Pac Tea Co., Inc.(d)                       7.750%           4/15/2007         10,000         7,250,000
Great Atl & Pac Tea Co., Inc.(d)                       9.125%          12/15/2011         15,000        11,025,000
Ingles Markets, Inc.(d)                                8.875%           12/1/2011         15,000        13,950,000
Roundy's, Inc.+                                        8.875%           6/15/2012         10,000         9,850,000
Stater Brothers Holdings, Inc.(d)                     10.750%           8/15/2006         23,500        23,970,000
                                                                                                   ---------------
TOTAL                                                                                                   66,045,000
                                                                                                   ---------------

SUPER RETAIL 0.82%
Dillards, Inc.                                         7.850%           10/1/2012          8,500         8,287,500
Dollar General Corp.(d)                                8.625%           6/15/2010          3,000         3,092,103
Office Depot, Inc.                                    10.000%           7/15/2008          8,000         9,160,000
Saks, Inc.                                             7.375%           2/15/2019         12,500         9,875,000

                        SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Saks, Inc.(d)                                          9.875%           10/1/2011   $     12,500   $    13,125,000
                                                                                                   ---------------
TOTAL                                                                                                   43,539,603
                                                                                                   ---------------

TECHNOLOGY 2.28%
Computer Associates Int'l., Inc.(d)                    6.375%           4/15/2005         33,200        32,224,086
Fisher Scientific Int'l., Inc.(d)                      9.000%            2/1/2008         20,000        20,950,000
L-3 Comm Hldgs Corp.(d)                                7.625%           6/15/2012         15,000        15,525,000
Sanmina Corp.                                         10.375%           1/15/2010         11,000        11,165,000
Seagate Tech Hdd Hldgs., Inc.+                         8.000%           5/15/2009         10,500        10,920,000
Unisys Corp.(d)                                        8.125%            6/1/2006         25,000        26,187,500
Xerox Corp.(d)                                         5.500%          11/15/2003          5,000         4,900,000
                                                                                                   ---------------
TOTAL                                                                                                  121,871,586
                                                                                                   ---------------

TELECOMMUNICATIONS 5.16%
Alamosa Delaware, Inc.(d)                             12.500%            2/1/2011         31,000         9,455,000
Alamosa Delaware, Inc.(d)                             13.625%           8/15/2011         13,500         4,522,500
Crown Castle Int'l. Corp.                             10.750%            8/1/2011         22,500        19,800,000
Dobson Communications Corp.                           10.875%            7/1/2010         15,000        12,750,000
Level 3 Communications, Inc.                          11.250%           3/15/2010         20,000        12,700,000
Nextel Communications, Inc.                            9.500%            2/1/2011         50,000        45,250,000
Nextel Communications, Inc.                           12.000%           11/1/2008         40,000        39,600,000
Rogers Cantel, Inc.(a)(d)                              8.300%           10/1/2007         30,000        26,700,000
Rogers Wireless, Inc.(a)                               9.625%            5/1/2011          5,000         4,750,000
Rural Cellular Corp.                                   9.750%           1/15/2010         12,000         7,260,000
SBA Communications Corp.                              10.250%            2/1/2009         15,000         8,175,000
TeleCorp PCS, Inc.                                    10.625%           7/15/2010         16,000        17,280,000
Telefonica De Argentina+(a)                            9.125%            5/7/2008         15,000        10,275,000
Time-Warner Telecom, Inc.                             10.125%            2/1/2011          7,000         3,815,000
Tritel PCS, Inc.(d)                                   10.375%           1/15/2011          9,301         9,998,575
Triton PCS, Inc.**(d)                            0.00%/11.00%     5/1/2003 & 2008         32,000        26,800,000
Voicestream Wireless Corp.                            10.375%          11/15/2009          6,586         6,948,230
Western Wireless Corp.                                10.500%            2/1/2007         12,000         9,420,000
                                                                                                   ---------------
TOTAL                                                                                                  275,499,305
                                                                                                   ---------------

TEXTILES 0.96%
Guess, Inc.                                            9.500%           8/15/2003         10,500        10,342,500
Interface, Inc.(d)                                     9.500%          11/15/2005         27,000        24,435,000
Levi Strauss & Co.                                    11.625%           1/15/2008         12,000        11,790,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.+(d)                                12.250%          12/15/2012   $      4,750   $     4,678,750
                                                                                                   ---------------
TOTAL                                                                                                   51,246,250
                                                                                                   ---------------
TOTAL HIGH YIELD CORPORATE DEBT
  (Cost $3,713,603,161)                                                                              3,451,165,473
                                                                                                   ===============

NON-AGENCY COMMERCIAL MORTGAGE BACKED
  SECURITIES 0.42%

FINANCIAL
Credit Suisse First Boston Corp.                       6.300%          11/11/2030         19,997        22,272,810
                                                                                                   ===============
(Cost $19,417,173)

                                                                                          SHARES
                                                                                          ------
NON-CONVERTIBLE PREFERRED STOCKS 0.60%

BANKING 0.25%
California Federal Capital                             9.125%                                500        13,005,000
                                                                                                   ---------------

CABLE TV 0.35%
CSC Holdings, Inc.                                    11.125%                                150        13,987,500
CSC Holdings, Inc.                                    11.750%                                 50         4,762,500
                                                                                                   ---------------
TOTAL                                                                                                   18,750,000
                                                                                                   ---------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Cost $34,107,500)                                                                                    31,755,000
                                                                                                   ===============

                                                                                       PRINCIPAL
                                                                                          AMOUNT
                                                                                           (000)
                                                                                    ------------
PASS-THROUGH AGENCIES 4.25%

MISCELLANEOUS 4.25%
Federal National Mortgage Assoc                        7.000%            9/1/2029   $      5,857         6,166,910
Federal National Mortgage Assoc                        7.000%            1/1/2031          8,771         9,230,691
Federal National Mortgage Assoc                        7.000%            9/1/2031         17,182        18,078,545
Federal National Mortgage Assoc                        7.000%            9/1/2031         13,343        14,039,894
Federal National Mortgage Assoc                        7.000%           10/1/2031         16,593        17,459,675
Federal National Mortgage Assoc                        7.000%            3/1/2032         36,930        38,854,504
Federal National Mortgage Assoc                        7.000%            5/1/2032         15,791        16,613,410
Federal National Mortgage Assoc                        7.500%            6/1/2030         13,521        14,364,483
Federal National Mortgage Assoc                        7.500%           11/1/2030          5,961         6,332,543
Federal National Mortgage Assoc                        7.500%            2/1/2031          6,602         7,014,126
Federal National Mortgage Assoc                        7.500%           11/1/2031          6,875         7,304,196
Federal National Mortgage Assoc                        7.500%            3/1/2032          6,327         6,719,446

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                                       PRINCIPAL
                                                    INTEREST             MATURITY         AMOUNT
INVESTMENTS                                             RATE                 DATE          (000)             VALUE
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc                        8.000%            2/1/2030   $     11,863   $    12,804,095
Federal National Mortgage Assoc                        8.000%            3/1/2030             14            15,374
Federal National Mortgage Assoc                        8.000%            4/1/2030         18,296        19,746,461
Government National Mortgage Assoc                     8.000%           3/15/2032         29,534        31,876,337
                                                                                                   ---------------
TOTAL                                                                                                  226,620,690
                                                                                                   ---------------
TOTAL PASS-THROUGH AGENCIES (Cost $219,695,124)                                                        226,620,690
                                                                                                   ===============

U.S. TREASURY 0.42%
U.S. Treasury Note (Cost $21,326,565)                  6.750%           5/15/2005         20,000        22,304,000
                                                                                                   ===============

                                                                                          SHARES
                                                                                          ------
WARRANTS 0.00%

CHEMICALS 0.00%
Solutia, Inc.*                                                          7/15/2009              5                50
                                                                                                   ---------------

MINERALS/METALS 0.00%
Leiner Health Products, Inc.(c)*                                         7/1/2007              1             1,441
                                                                                                   ---------------

STEEL/METALS 0.00%
Republic Technology Int'l., LLC*                                        7/15/2009             10               100
                                                                                                   ---------------
TOTAL WARRANTS (Cost $16,917,594)                                                                            1,591
                                                                                                   ===============

                                                                                       PRINCIPAL
                                                                                          AMOUNT
                                                                                           (000)
                                                                                    ------------
SHORT-TERM INVESTMENT 1.21%

REPURCHASE AGREEMENT 1.21%

Repurchase Agreement dated 12/31/2002, 1.15%
due 1/2/2003 with State Street Bank & Trust
Co. collateralized by $16,960,000 of Federal
Home Loan Bank at 1.72% due 6/11/2004,
$47,755,000 of Federal Home Loan Bank at
2.05% due 11/18/2003, $900,000 of Sallie Mae
at 3.375% due 7/15/2004 value-$65,885,831;
proceeds: $64,592,132
(Cost $64,588,005)                                                                  $     64,588        64,588,005
                                                                                                   ===============
TOTAL INVESTMENTS 97.48%
(Cost $5,526,831,318)                                                                              $ 5,201,606,478
                                                                                                   ===============

    *  Non-income producing security.
   ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
    +  Restricted security under Rule 144A.
   (a) Foreign security denominated in U.S. dollars.
   (b) Defaulted security.
   (c) Fair valued security.
   (d) Security (or a portion of security) on loan.
REIT - Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS:
   Investments in securities, at value (Cost $5,526,831,318)   $  5,201,606,478
   Market value of collateral for securities loaned                 679,710,743
   Receivables:
     Interest and dividends                                          99,688,127
     Investment securities sold                                      22,647,326
     Capital shares sold                                             31,113,370
   Prepaid expenses and other assets                                    525,668
-------------------------------------------------------------------------------
   TOTAL ASSETS                                                   6,035,291,712
-------------------------------------------------------------------------------
LIABILITIES:
   Securities lending collateral                                    679,710,743
   Payables:
     Investment securities purchased                                  4,837,957
     Capital shares reacquired                                        6,990,682
     Management fee                                                   2,021,492
     12b-1 distribution fees                                          3,146,532
     Directors' fees                                                    739,073
     To affiliate                                                        13,442
   Accrued expenses                                                   1,519,542
-------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                698,979,463
===============================================================================
NET ASSETS                                                     $  5,336,312,249
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $  6,466,849,680
Distributions in excess of net investment income                     (2,681,573)
Accumulated net realized loss on investments and foreign
   currency related transactions                                   (802,631,018)
Net unrealized depreciation on investments                         (325,224,840)
-------------------------------------------------------------------------------
NET ASSETS                                                     $  5,336,312,249
===============================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $  3,048,301,541
Class B Shares                                                 $  1,294,954,595
Class C Shares                                                 $    905,629,423
Class P Shares                                                 $     18,735,782
Class Y Shares                                                 $     68,690,908
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                      423,766,189
Class B Shares                                                      179,846,204
Class C Shares                                                      125,651,530
Class P Shares                                                        2,570,699
Class Y Shares                                                        9,572,858
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $           7.19
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                $           7.55
Class B Shares-Net asset value                                 $           7.20
Class C Shares-Net asset value                                 $           7.21
Class P Shares-Net asset value                                 $           7.29
Class Y Shares-Net asset value                                 $           7.18
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME:
Interest                                                       $    379,107,379
Dividends                                                            19,965,425
Securities lending                                                    1,552,605
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             400,625,409
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                       21,421,980
12b-1 distribution plan-Class A                                       9,368,519
12b-1 distribution plan-Class B                                      11,851,620
12b-1 distribution plan-Class C                                       7,196,655
12b-1 distribution plan-Class P                                          57,156
Subsidy                                                                 168,403
Shareholder servicing                                                 6,102,303
Reports to shareholders                                                 675,793
Registration                                                            159,488
Fund accounting                                                         127,059
Custody                                                                 179,380
Professional                                                            143,360
Directors' fees                                                         150,785
Pricing                                                                 226,333
Other                                                                   880,905
-------------------------------------------------------------------------------
Gross expenses                                                       58,709,739
   Expense reductions                                                   (52,148)
-------------------------------------------------------------------------------
NET EXPENSES                                                         58,657,591
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               341,967,818
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments and foreign currency
   related transactions                                            (289,095,114)
Net change in unrealized appreciation/depreciation on
   investments and foreign currency related transactions           (101,154,988)
===============================================================================
NET REALIZED AND UNREALIZED LOSS                                   (390,250,102)
===============================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    (48,282,284)
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED           YEAR ENDED
INCREASE IN NET ASSETS                                             DECEMBER 31, 2002    DECEMBER 31, 2001
OPERATIONS:
Net investment income                                             $      341,967,818   $      302,054,532
Net realized loss on investments
   and foreign currency related transactions                            (289,095,114)        (303,190,014)
Net change in unrealized appreciation/depreciation on
   investments and foreign currency related transactions                (101,154,988)         165,992,643
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (48,282,284)         164,857,161
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                              (208,196,540)        (190,144,139)
   Class B                                                               (84,835,122)         (73,039,481)
   Class C                                                               (55,494,565)         (44,233,257)
   Class P                                                                  (955,236)            (382,329)
   Class Y                                                                (4,446,077)          (3,999,293)
Paid-in capital
   Class A                                                               (17,515,233)         (10,266,352)
   Class B                                                                (7,137,040)          (3,944,582)
   Class C                                                                (4,668,667)          (2,388,972)
   Class P                                                                   (80,362)             (20,203)
   Class Y                                                                  (374,041)            (215,496)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (383,702,883)        (328,634,104)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      2,089,601,650        1,522,183,083
Reinvestment of distributions                                            256,930,881          221,016,024
Cost of shares reacquired                                               (899,076,019)        (639,840,303)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             1,447,456,512        1,103,358,804
=========================================================================================================
NET INCREASE IN NET ASSETS                                             1,015,471,345          939,581,861
=========================================================================================================
NET ASSETS:
Beginning of year                                                      4,320,840,904        3,381,259,043
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                       $    5,336,312,249   $    4,320,840,904
=========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                  $       (2,681,573)  $       (4,526,423)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
                                               2002              2001              2000              1999             1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF YEAR         $       7.91      $       8.23      $       9.05      $       9.45      $       9.76
                                           ============      ============      ============      ============      ============
Investment operations

  Net investment income                             .55(b)            .65(b)            .68(b)            .75(b)            .76(b)

  Net realized and unrealized loss                 (.64)             (.26)             (.75)             (.40)             (.31)
                                           ------------      ------------      ------------      ------------      ------------
    Total from investment operations               (.09)              .39              (.07)              .35               .45
                                           ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:

  Net investment income                            (.58)             (.67)             (.75)             (.75)             (.76)

  Paid-in capital                                  (.05)             (.04)                -                 -                 -
                                           ------------      ------------      ------------      ------------      ------------
    Total distributions                            (.63)             (.71)             (.75)             (.75)             (.76)
                                           ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF YEAR               $       7.19      $       7.91      $       8.23      $       9.05      $       9.45
                                           ============      ============      ============      ============      ============
Total Return(a)                                   (1.08)%            4.86%             (.86)%            3.91%             4.76%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions           1.00%             1.02%             1.00%              .92%              .88%

  Expenses, excluding expense reductions           1.00%             1.02%             1.01%              .92%              .88%

  Net investment income                            7.51%             7.96%             7.88%             8.17%             7.85%

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                             2002              2001               2000             1999             1998
===============================================================================================================================
  Net assets, end of year (000)            $  3,048,301      $  2,500,544      $  2,065,319      $  2,328,531      $  2,320,163

  Portfolio turnover rate                         37.03%            55.44%            66.03%            67.93%            86.48%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
                                               2002              2001              2000              1999             1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF YEAR         $       7.92      $       8.23      $       9.05      $       9.44      $       9.75
                                           ============      ============      ============      ============      ============
Investment operations

  Net investment income                             .51(b)            .60(b)            .63(b)            .69(b)            .69(b)

  Net realized and unrealized loss                 (.65)             (.25)             (.76)             (.39)             (.31)
                                           ------------      ------------      ------------      ------------      ------------
    Total from investment operations               (.14)              .35              (.13)              .30               .38
                                           ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:

  Net investment income                            (.53)             (.63)             (.69)             (.69)             (.69)

  Paid-in capital                                  (.05)             (.03)                -                 -                 -
                                           ------------      ------------      ------------      ------------      ------------
    Total distributions                            (.58)             (.66)             (.69)             (.69)             (.69)
                                           ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF YEAR               $       7.20      $       7.92      $       8.23      $       9.05      $       9.44
                                           ============      ============      ============      ============      ============
Total Return(a)                                   (1.67)%            4.29%            (1.52)%            3.29%             3.98%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions           1.65%             1.63%             1.61%             1.60%             1.60%

  Expenses, excluding expense reductions           1.65%             1.63%             1.62%             1.60%             1.60%

  Net investment income                            6.86%             7.35%             7.26%             7.49%             7.13%

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                             2002              2001               2000             1999             1998
===============================================================================================================================
  Net assets, end of year (000)            $  1,294,955      $  1,105,501      $    786,786      $    840,533      $    671,047

  Portfolio turnover rate                         37.03%            55.44%            66.03%            67.93%            86.48%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
                                               2002              2001              2000              1999             1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF YEAR         $       7.93      $       8.24      $       9.06      $       9.46      $       9.77
                                           ============      ============      ============      ============      ============
Investment operations

  Net investment income                             .51(b)            .60(b)            .63(b)            .69(b)            .69(b)

  Net realized and unrealized loss                 (.64)             (.25)             (.76)             (.40)             (.31)
                                           ------------      ------------      ------------      ------------      ------------
    Total from investment operations               (.13)              .35              (.13)              .29               .38
                                           ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:

  Net investment income                            (.54)             (.63)             (.69)             (.69)             (.69)

  Paid-in capital                                  (.05)             (.03)                -                 -                 -
                                           ------------      ------------      ------------      ------------      ------------
    Total distributions                            (.59)             (.66)             (.69)             (.69)             (.69)
                                           ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF YEAR               $       7.21      $       7.93      $       8.24      $       9.06      $       9.46
                                           ============      ============      ============      ============      ============
Total Return(a)                                   (1.58)%            4.29%            (1.52)%            3.17%             3.98%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions           1.59%             1.62%             1.65%             1.60%             1.60%

  Expenses, excluding expense reductions           1.59%             1.62%             1.66%             1.60%             1.60%

  Net investment income                            6.92%             7.36%             7.26%             7.49%             7.13%

                                                                           YEAR ENDED 12/31
                                           ------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                             2002              2001               2000             1999             1998
===============================================================================================================================
   Net assets, end of year (000)           $    905,629      $    662,848      $    483,885      $    557,149      $    521,103

   Portfolio turnover rate                        37.03%            55.44%            66.03%            67.93%            86.48%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         YEAR ENDED 12/31                          8/21/1998(d)
                                           ------------------------------------------------------------------           TO
                                               2002              2001               2000             1999           12/31/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD       $       8.02      $       8.33      $       9.05      $       9.45      $       9.54
                                           ============      ============      ============      ============      ============
Investment operations

  Net investment income                             .55(b)            .64(b)            .67(b)            .73(b)            .25(b)

  Net realized and unrealized loss                 (.65)             (.24)             (.65)             (.39)             (.09)
                                           ------------      ------------      ------------      ------------      ------------
    Total from investment operations               (.10)              .40               .02               .34               .16
                                           ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:

  Net investment income                            (.58)             (.67)             (.74)             (.74)             (.25)

  Paid-in capital                                  (.05)             (.04)                -                 -                 -
                                           ------------      ------------      ------------      ------------      ------------
    Total distributions                            (.63)             (.71)             (.74)             (.74)             (.25)
                                           ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD             $       7.29      $       8.02      $       8.33      $       9.05      $       9.45
                                           ============      ============      ============      ============      ============
Total Return(a)                                   (1.19)%            4.90%              .06%             3.86%             1.73%(c)

 RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions           1.10%             1.08%             1.06%             1.05%              .38%(c)

  Expenses, excluding expense reductions           1.10%             1.08%             1.07%             1.05%              .38%(c)

  Net investment income                            7.41%             7.88%             7.83%             8.10%             2.90%(c)

                                                                         YEAR ENDED 12/31                          8/21/1998(d)
                                           ------------------------------------------------------------------           TO
SUPPLEMENTAL DATA:                             2002              2001               2000             1999           12/31/1998
===============================================================================================================================
  Net assets, end of period (000)          $     18,736      $      7,017      $      1,385      $        229      $          -+

  Portfolio turnover rate                         37.03%            55.44%            66.03%            67.93%            86.48%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         YEAR ENDED 12/31                          3/27/1998(d)
                                           ------------------------------------------------------------------           TO
                                               2002              2001               2000             1999           12/31/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD       $       7.90      $       8.21      $       9.04      $       9.44      $       9.98
                                           ============      ============      ============      ============      ============
Investment operations

  Net investment income                             .58(b)            .68(b)            .71(b)            .78(b)            .59(b)

  Net realized and unrealized loss                 (.64)             (.24)             (.76)             (.40)             (.54)
                                           ------------      ------------      ------------      ------------      ------------
    Total from investment operations               (.06)              .44              (.05)              .38               .05
                                           ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:

  Net investment income                            (.61)             (.71)             (.78)             (.78)             (.59)

  Paid-in capital                                  (.05)             (.04)                -                 -                 -
                                           ------------      ------------      ------------      ------------      ------------
    Total distributions                            (.66)             (.75)             (.78)             (.78)             (.59)
                                           ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD             $       7.18      $       7.90      $       8.21      $       9.04      $       9.44
                                           ============      ============      ============      ============      ============
Total Return(a)                                    (.66)%            5.44%             (.61)%            4.27%              .55%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions            .65%              .63%              .61%              .60%              .46%(c)

  Expenses, excluding expense reductions            .65%              .63%              .62%              .60%              .46%(c)

  Net investment income                            7.86%             8.36%             8.26%             8.52%             6.24%(c)

                                                                         YEAR ENDED 12/31                          3/27/1998(d)
                                           ------------------------------------------------------------------           TO
SUPPLEMENTAL DATA:                             2002              2001               2000             1999           12/31/1998
===============================================================================================================================
   Net assets, end of period (000)         $     68,691      $     44,931      $     43,884      $     51,181      $     27,811

   Portfolio turnover rate                        37.03%            55.44%            66.03%            67.93%            86.48%
===============================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b) Calculated using average shares outstanding during the period.
(c) Not annualized.
(d) Commencement of offering of class shares.
+   Amount less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on January 23, 1976.

The Company's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Company offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITIES TRANSACTIONS-Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments and foreign currency related transactions on the Statement of Operations. The Company does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Company may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At December 31, 2002, there are no open forward foreign currency exchange contracts.

(h) REPURCHASE AGREEMENTS-The Company may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Company acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Company requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Company may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

--------------------------------------------------------------------------------

First $500 million   .50%
Over $500 million    .45%

12b-1 DISTRIBUTION PLAN

The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE             CLASS A           CLASS B   CLASS C(4)      CLASS P
-------------------------------------------------------------------
Service             .25%(1)           .25%      .25%            .20%
Distribution        .10%(2)(3)        .75%      .75%            .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Company collected $87,134 of CDSC during the year.

(3) In addition, the Company pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(4) Until January 1, 2002, the Company had in place a Plan for Class C shares that provided for the Company to pay Distributor at the time of sale, distribution and service fees not to exceed .75% and .25%, respectively, of the net asset value of the shares sold. These payments were generally amortized over a one-year period. In addition, at each quarter end after the first anniversary of the sale, the Company paid Distributor distribution and service fees not to exceed .75% and .25%, respectively, of the average daily net assets of such shares. Effective January 1, 2002, the Company amended the Plan so that the Company pays Distributor distribution and service fees not to exceed .75% and .25%, respectively, of the average daily net assets of the shares outstanding payable at each month end. In connection with these changes to the plan, Distributor reimbursed the Company for the prepaid distribution and service fees balance as of December 31, 2001 totaling $1,127,789.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets attributable to Class A shares will be terminated under the Plan. Also, effective January 1, 2003, Lord Abbett will begin providing certain administrative services to the Company pursuant to an Administrative Services Agreement at an annual rate of .04% of the Company's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Company.

Class Y does not have a Plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the year ended December 31, 2002:

DISTRIBUTOR COMMISSIONS                  DEALERS CONCESSIONS
------------------------------------------------------------
$ 4,455,998                                     $ 22,695,340

One Director and certain of the Company's officers have an interest in Lord Abbett.

The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust, Inc. ("Balanced Series") pursuant to which each Underlying Fund will pay a portion of the expenses of Balanced Series in proportion to the average daily value of underlying fund shares owned by Balanced Series.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the year ended December 31, 2002 and December 31, 2001 are as follows:

                                        12/31/2002        12/31/2001
--------------------------------------------------------------------
Distributions paid from:
Ordinary income                   $    353,927,540   $   311,798,499
Net long-term capital gains                     --                --
--------------------------------------------------------------------
   Total distributions            $    353,927,540   $   311,798,499
   Tax return of capital                29,775,343        16,835,605
--------------------------------------------------------------------
Total distributions paid          $    383,702,883   $   328,634,104
====================================================================

As of December 31, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

Capital loss carryforwards        $   (781,736,745)
Temporary differences                   (2,681,573)
Unrealized losses - net               (346,119,113)
--------------------------------------------------
   Total accumulated losses- net  $ (1,130,537,431)
==================================================
Capital loss carryforward years of
  expiration                             2003-2010

At December 31, 2002, the Company's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $  5,547,725,591
--------------------------------------------------
Gross unrealized gain                  166,404,554
Gross unrealized loss                 (512,523,667)
--------------------------------------------------
   Net unrealized security loss   $   (346,119,113)
==================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended December 31, 2002 have been reclassified among the components of net assets based on their tax basis treatment as follows:

DISTRIBUTIONS IN           ACCUMULATED
EXCESS OF NET             NET REALIZED             PAID-IN
INVESTMENT INCOME                 LOSS             CAPITAL
INCREASE                      DECREASE            DECREASE
----------------------------------------------------------
$ 13,804,572             $ (13,611,278)         $ (193,294)

5.  PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of securities loaned.

As of December 31, 2002, the value of securities loaned is $670,056,531. These loans were collateralized by cash of $679,710,743. Expenses relating to securities lending of $776,302 are included in other expenses on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

Purchases and sales of investment securities (other than short-term investments) for the year ended December 31, 2002 are as follows:

PURCHASES                         SALES
---------------------------------------
$ 2,999,761,675         $ 1,689,585,796

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who is associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the Company. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.  LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At December 31, 2002, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. Effective January 7, 2002, SSB began performing custodian functions, and thereafter the accounting and recordkeeping functions, relating to portfolio transactions and calculating the Company's net asset values.

10. INVESTMENT RISKS

The Company is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Company, a risk that is greater with high yield bonds in which the Company may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Company purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Company. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Company may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Company of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Company may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Company invests.

The Company may invest up to 20% of its assets in foreign securities. Investments in foreign securities may present market liquidity, currency, political, information, and other risks.

These factors can affect Company performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1.5 billion shares of $0.001 par value capital stock designated as follows: 540 million Class A shares, 200 million Class B shares, 300 million Class C shares, 160 million Class P shares and 300 million Class Y shares.

                                                          YEAR ENDED                              YEAR ENDED
                                                   DECEMBER 31, 2002                       DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES              AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                          157,354,137    $  1,155,022,546          94,020,510    $    766,487,674
Reinvestment of distributions         23,709,802         174,203,078          18,454,243         150,288,966
Shares reacquired                    (73,291,236)       (537,438,772)        (47,551,016)       (386,219,678)
------------------------------------------------------------------------------------------------------------
Increase                             107,772,703    $    791,786,852          64,923,737    $    530,556,962
------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                           61,428,238    $    454,981,810          54,683,613    $    447,338,590
Reinvestment of distributions          6,702,222          49,330,319           5,149,893          42,024,122
Shares reacquired                    (27,789,685)       (203,547,440)        (15,898,351)       (129,125,879)
------------------------------------------------------------------------------------------------------------
Increase                              40,340,775    $    300,764,689          43,935,155    $    360,236,833
------------------------------------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                           58,627,811    $    434,433,066          34,003,263    $    278,612,852
Reinvestment of distributions          3,805,259          28,005,949           2,966,690          24,271,673
Shares reacquired                    (20,344,362)       (149,214,186)        (12,135,216)        (98,785,321)
------------------------------------------------------------------------------------------------------------
Increase                              42,088,708    $    313,224,829          24,834,737    $    204,099,204
------------------------------------------------------------------------------------------------------------
CLASS P SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                            2,314,364    $     17,319,960             877,215    $      7,313,434
Reinvestment of distributions             91,478             674,428              31,774             261,466
Shares reacquired                       (710,550)         (5,216,805)           (199,879)         (1,625,267)
------------------------------------------------------------------------------------------------------------
Increase                               1,695,292    $     12,777,583             709,110    $      5,949,633
------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------------------------------------
Shares sold                            3,767,496    $     27,844,268           2,793,020    $     22,430,533
Reinvestment of distributions            644,703           4,717,107             513,176           4,169,797
Shares reacquired                       (526,935)         (3,658,816)         (2,960,655)        (24,084,158)
------------------------------------------------------------------------------------------------------------
Increase                               3,885,264    $     28,902,559             345,541    $      2,516,172
------------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT BOND-DEBENTURE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the "Company"), including the schedule of investments, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
February 25, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 42 portfolios or series.

                               CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                    WITH COMPANY         DURING PAST FIVE YEARS             DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since 1989;   Managing Partner and Chief          N/A
Lord, Abbett & Co. LLC        Chairman since 1996    Investment Officer of
90 Hudson Street                                     Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

The following outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds.

                               CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                    WITH COMPANY         DURING PAST FIVE YEARS               DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Director since 1994    Managing General Partner,           Currently serves
Bigelow Media, LLC                                   Bigelow Media, LLC (since 2000);    as director of
909 Third Ave., 5th Floor                            Senior Adviser, Time Warner Inc.    Crane Co. and
New York, NY                                         (1998 - 2000); Acting Chief         Huttig Building
Date of Birth: 10/22/1941                            Executive Officer of Courtroom      Products Inc.
                                                     Television Network (1997 - 1998);
                                                     President and Chief Executive
                                                     Officer of Time Warner Cable
                                                     Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Director since 1998    Co-founder and Chairman of          Currently serves as
Bush-O'Donnell & Co., Inc.                           the Board of the financial          director of
101 South Hanley Road                                advisory firm of Bush-              Wellpoint Health
Suite 1025                                           O'Donnell & Company                 Network, Inc.,
St. Louis, MO                                        (since 1986).                       DT Industries Inc.,
Date of Birth: 7/14/1938                                                                 and Engineered
                                                                                         Support Systems,
                                                                                         Inc.

ROBERT B. CALHOUN, JR.        Director since 1998    Managing Director of Monitor        Currently serves
Monitor Clipper Partners                             Clipper Partners (since 1997)       as director of
Two Canal Park                                       and President of Clipper Asset      Avondale, Inc.,
Cambridge, MA                                        Management Corp. (since 1991),      Avondale Mills,
Date of Birth: 10/25/1942                            both private equity investment      Inc., IGI/Earth
                                                     funds.                              Color, Inc.,
                                                                                         Integrated Graphics,
                                                                                         Inc., and Interstate
                                                                                         Bakeries Corp.

                               CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                    WITH COMPANY         DURING PAST FIVE YEARS             DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
STEWART S. DIXON              Director since 1976;   Partner in the law firm             N/A
Wildman, Harrold,             Retired 12/31/2002     of Wildman, Harrold,
Allen & Dixon                                        Allen & Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS             Director since 2000    Chief Executive Officer of          Currently serves
Houlihan Lokey                                       Houlihan Lokey Howard &             as director of
Howard & Zukin                                       Zukin, an investment bank           Adolph Coors
685 Third Ave.                                       (January 2002 to present);          Company.
New York, NY                                         Chairman of Warburg Dillon
Date of Birth: 7/30/1947                             Read (1999 - 2000); Global
                                                     Head of Corporate Finance
                                                     of SBC Warburg Dillon Read
                                                     (1997 - 1999); Chief Executive
                                                     Officer of Dillon, Read & Co.
                                                     (1994 - 1997).

C. ALAN MACDONALD             Director since 1988    Retired - General Business          Currently serves as
415 Round Hill Road                                  and Governance Consulting           director of
Greenwich, CT                                        (since 1992); formerly              Fountainhead
Date of Birth: 5/19/1933                             President and CEO of                Water Company,
                                                     Nestle Foods.                       Careside, Inc.,
                                                                                         Lincoln Snacks,
                                                                                         J.B. Williams Co.,
                                                                                         Inc. (personal care
                                                                                         products) and
                                                                                         Seix Fund, Inc.*

THOMAS J. NEFF                Director since 1982    Chairman of Spencer Stuart,         Currently serves as
Spencer Stuart                                       an executive search consulting      director of Ace, Ltd.
277 Park Avenue                                      firm (since 1996); President of     and Exult, Inc.
New York, NY                                         Spencer Stuart (1979-1996).
Date of Birth: 10/2/1937

JAMES F. ORR, III             Director since 2002    President and CEO of                Currently serves as
80 Pinckney Street                                   LandingPoint Capital (since         Chairman of
Boston, MA                                           2002); Chairman and CEO of          Rockefeller
Date of Birth: 3/5/1943                              United Asset Management             Foundation, Director
                                                     Corporation (2000 to 2001);         of Nashua Corp.
                                                     Chairman and CEO of UNUM            and SteelPoint
                                                     Provident Corporation               Technologies.
                                                     (1999 - merger); Chairman and
                                                     CEO of UNUM Corporation
                                                     (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

NAME AND                   CURRENT POSITION           LENGTH OF SERVICE                     PRINCIPAL OCCUPATION
(DATE OF BIRTH)              WITH COMPANY            OF CURRENT POSITION                   DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW              Chief Executive Officer   Elected in 1996                     Managing Partner and Chief
(3/8/1945)                 and President                                                 Investment Officer of Lord
                                                                                         Abbett since 1996.

CHRISTOPHER J. TOWLE       Executive Vice            Elected in 1995                     Partner and Investment
(10/12/1957)               President                                                     Manager, joined Lord Abbett
                                                                                         in 1987.

ROBERT G. MORRIS           Executive Vice            Elected in 1995                     Partner and Director of Equity
(11/6/1944)                President                                                     Investments, joined Lord
                                                                                         Abbett in 1991.

PAUL A. HILSTAD            Vice President and        Elected in 1995                     Partner and General Counsel,
(12/13/1942)               Secretary                                                     joined Lord Abbett in 1995.

JOAN A. BINSTOCK           Chief Financial Officer   Elected in 1999                     Partner and Chief Operations
(3/4/1954)                 and Vice President                                            Officer, joined Lord Abbett in
                                                                                         1999, prior thereto Chief
                                                                                         Operating Officer of
                                                                                         Morgan Grenfell.

TRACIE E. AHERN            Vice President and        Elected in 1999                     Partner and Director of
(1/12/1968)                Treasurer                                                     Portfolio Accounting and
                                                                                         Operations, joined Lord Abbett
                                                                                         in 1999, formerly Vice
                                                                                         President - Head of Fund
                                                                                         Administration of Morgan
                                                                                         Grenfell from 1998 to 1999,
                                                                                         prior thereto Vice President of
                                                                                         Bankers Trust.

THOMAS J. BAADE            Vice President            Elected in 1998                     Senior Fixed Income Analyst,
(7/13/1964)                                                                              joined Lord Abbett in 1998,
                                                                                         prior thereto Vice
                                                                                         President/Bond Analyst at
                                                                                         Smith Barney Inc.

DANIEL E. CARPER           Vice President            Elected in 1987                     Partner, joined Lord Abbett
(1/22/1952)                                                                              in 1979.

MICHAEL S. GOLDSTEIN       Vice President            Elected in 1998                     Partner and Fixed Income
(10/29/1968)                                                                             Investment Manager, joined
                                                                                         Lord Abbett in 1997.

ELLEN G. ITSKOVITZ         Vice President            Elected in 2001                     Partner and Senior Research
(10/30/1957)                                                                             Analyst, joined Lord Abbett
                                                                                         in 1998.

LAWRENCE H. KAPLAN         Vice President and        Elected in 1997                     Partner and Deputy General
(1/16/1957)                Assistant Secretary                                           Counsel, joined Lord Abbett
                                                                                         in 1997.

NAME AND                   CURRENT POSITION           LENGTH OF SERVICE                     PRINCIPAL OCCUPATION
(DATE OF BIRTH)              WITH COMPANY            OF CURRENT POSITION                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
MAREN LINDESTROM           Vice President            Elected in 2000                     Partner and Fixed Income
(9/17/1962)                                                                              Investment Manager, joined
                                                                                         Lord Abbett in 2000, prior
                                                                                         thereto Director Convertible
                                                                                         Sales at Warburg Dillon Read
                                                                                         from 1999 to 2000, prior
                                                                                         thereto Vice President-
                                                                                         Convertible Sales at Deutsche
                                                                                         Bank Securities Inc. from
                                                                                         1998 to 1999.

A. EDWARD                  Vice President            Elected in 1996                     Partner and Manager of Equity
OBERHAUS, III                                                                            Trading, joined Lord Abbett
(12/21/1959)                                                                             in 1983.

CHRISTINA T. SIMMONS       Vice President and        Elected in 2001                     Assistant General Counsel,
(11/12/1957)               Assistant Secretary                                           joined Lord Abbett in 1999,
                                                                                         formerly Assistant General
                                                                                         Counsel of Prudential
                                                                                         Investments from 1998 to
                                                                                         1999, prior thereto Counsel of
                                                                                         Drinker, Biddle & Reath LLP,
                                                                                         a law firm.

FRANCIE W. TAI             Assistant Treasurer       Elected in 2001                     Director of Fund
(6/11/1965)                                                                              Administration, joined Lord
                                                                                         Abbett in 2000, prior thereto
                                                                                         Manager of Goldman Sachs.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors. It is available free upon request.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Company's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Company's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]

                      Lord Abbett Bond-Debenture Fund, Inc.

                    This report when not used for the general
                information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

                                                                     LABD-2-1202